Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2022	2023
Lubricants	2,306,177	2,538,342
Total	2,306,177	2,538,342